Investments in joint ventures	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
8	Investments in joint ventures

The Group has no investments in joint ventures anymore per December 31, 2020.

The Group executed a share purchase agreement dated November 9, 2020 and acquired the remaining 50% of the shares of RS Print Powered By Materialise (referred to as “RS Print”). Before this transaction, Materialise NV had a 50% interest in RS Print. The fair value of the previously held equity method investment was remeasured to fair value at the date of the aforementioned step acquisition, at K€770.

The summarized financial information of RS Print NV of years 2019 and 2018 can be presented as follows:

in 000€	2020	2019	2018
Joint venture’s statement of financial position
Current assets	−	1,546	850
Non-current assets	−	93	114
Goodwill	−	−	−
Current liabilities	−	(1,114)	(756)
Non-current liabilities	−	(448)	(1,096)
Shareholders’ deficit (surplus)	−	(77)	888
The joint venture income (loss)
Revenue	−	1,736	1,186
Profit (loss)	−	(785)	(876)

The Group’s share in the loss of the joint venture for 2020 up to the full acquisition as of November 9, 2020 amounted to K€ (39).

The movement of the carrying value of the joint venture is as follows:

in 000€
Carrying value as of December 31, 2017	31
Additional investment	−
Transfer from receivables	444
Share in loss	(475)
Carrying value as of December 31, 2018	−
Additional investment	875
Transfer from receivables	(444)
Share in loss	(392)
Carrying value as of December 31, 2019	39
Additional investment	−
Transfer to receivables	−
Share in loss of the Joint venture	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	−